Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
Subsequent Events

NOTE 7 — SUBSEQUENT EVENTS

On February 8, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 6,900,000 shares of Class B ordinary shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 15, 2021, the date that the financial statements were available to be issued. Based upon this review, other than disclosed above the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events

On November 10, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Crown PropTech Merger Sub I Corp., a Delaware corporation, Crown PropTech Merger Sub II LLC, a Delaware limited liability company, and Brivo, Inc., a Nevada corporation (“Brivo”). The Business Combination is expected to close in mid-2022, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other customary closing conditions. All required approvals of the Brivo shareholders have previously been obtained. The Business Combination Agreement provides for, among other things, that the Company’s name will be changed to Brivo, Inc. (“New Brivo”).

In connection with the Business Combination, the Company entered on November 10, 2021 into subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors an aggregate of $75,000,000 in principal amount of the convertible notes of New Brivo (the “PIPE Notes”). The PIPE Notes are convertible into New Brivo Class A common stock for aggregate gross proceeds of $75,000,000.

The Subscription Agreements provide for certain registration rights. In particular, the Company is required to, no later than 45 calendar days after the closing date, file with the SEC a registration statement registering the resale of the shares of New Brivo Class A Common Stock underlying the PIPE Notes. Additionally, the Company is required to use commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 90th calendar day if the SEC notifies the Company that it will “review” the registration statement) following the closing date and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review. The registration rights under the Subscription Agreements are separate and distinct from those provided for in the Amended and Restated Registration Rights Agreement.

In addition, concurrently with the execution of the Business Combination Agreement (but effective as of the closing of the Business Combination) New Brivo, the Sponsor, Anchor Investor and certain other stockholders and directors and officers of the Company and Brivo entered into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”), which will terminate and replace the existing registration rights agreement among the Company, Sponsor and the Anchor Investor dated February 8, 2021, pursuant to which, among other matters, (i) subject to certain limited exceptions, certain stockholders of the Company and Brivo will be granted certain customary demand and “piggy-back” registration rights with respect to their shares of New Brivo Class A Common Stock, (ii) Sponsor will be subject to a one-year lock up period for its shares of New Brivo Class A Common Stock, which lockup period will terminate early in the event that the closing price of New Brivo Class A Common Stock on the NYSE equals or exceeds $12.00 per share for any 20 trading days within any 30 trading day period commencing at least 150 days following the closing of the Business Combination and (iii) certain stockholders of Brivo will be subject to a 270-day lock up of their shares of New Brivo Class A Common Stock.

Also concurrently with the execution of the Business Combination Agreement, the Sponsor and certain shareholders of the Company that collectively with the Sponsor own 6,210,000 Class B ordinary shares of the Company agreed pursuant to that certain Sponsor Agreement to, among other things, (i) with limited exceptions, vote in favor of the Business Combination Agreement and the transactions contemplated thereby and (ii) waive any adjustment to the conversion ratio set forth in the Company’s amended and restated memorandum and articles of association with respect to all Class B ordinary shares of the Company held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement. In addition, the Sponsor has agreed that 2,384,000 of the Company’s Class B ordinary shares of Crown held by the Sponsor as of the date of the Sponsor Agreement will be subject to vesting requirements.

On November 30, 2021, the Company entered into a convertible note with Richard Chera the Company’s Chief Executive Officer and Director, pursuant to which Mr. Chera agreed to loan us up to an aggregate principal amount of $1,500,000 (the “Promissory Note”). The Promissory Note is non-interest bearing and due on the earlier of: (i) 12 months from the date thereof or (ii) the date on which the Company consummates a business combination. If the Company does not consummate a business combination, the Company may use a portion of any funds held outside the trust account to repay the Promissory Note; however, no proceeds from the trust account may be used for such repayment if the Company does not consummate the Business Combination. Up to $1,500,000 of the Promissory Note may be converted into warrants at a price of $1.50 per warrant at the option of Mr. Chera. The warrants would be identical to the private placement warrants. As of December 21, 2021, the outstanding balance under the Promissory Note amounted to an aggregate of $100,000.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.